INCOME TAX BENEFIT (EXPENSE) (Income (Loss) Before Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Non-PRC [Member] USD ($)	Dec. 31, 2012 Non-PRC [Member] CNY	Dec. 31, 2011 Non-PRC [Member] CNY	Dec. 31, 2010 Non-PRC [Member] CNY	Dec. 31, 2012 PRC [Member] USD ($)	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY	Dec. 31, 2010 PRC [Member] CNY
Income (loss) before income taxes by area:
Income (loss) before income taxes	$ (71,243)	(443,851)	(204,161)	18,721	$ 3,748	23,349	55,229	(17,386)	$ (74,991)	(467,200)	(259,390)	36,107